AGF, AAF, OIF - 1998 Semiannual Report

1998 Semiannual Report

[LOGO]

American Government Income Fund
American Government Income Portfolio
American Opportunity Income Portfolio


AGF
AAF
OIF

[LOGO]

CONTENTS

AMERICAN GOVERNMENT INCOME FUND (AGF)

Average Annualized Total Returns . . . . . . . . . . . . . . . . . . . . . . 2

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . . 5

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . . 9

Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . . .21


AMERICAN GOVERNMENT INCOME PORTFOLIO (AAF)

Average Annualized Total Returns . . . . . . . . . . . . . . . . . . . . . . 3

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . . 5

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . .24

Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . . .36


AMERICAN OPPORTUNITY INCOME FUND (OIF)

Average Annualized Total Returns . . . . . . . . . . . . . . . . . . . . . . 4

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . . 5

Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . .39

Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . . .51


Glossary***  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .56


*** This report includes a glossary to help you understand financial terms used in the portfolio managers' letter. When you see this symbol, it indicates a word that is defined in the glossary.



AMERICAN GOVERNMENT INCOME FUND
-------------------------------

PRIMARY INVESTMENTS
Obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed derivative securities. The fund may purchase securities through the dollar-roll program or enter into reverse repurchase agreements. Investments in certain mortgage-backed derivative securities, dollar-roll transactions and the use of reverse repurchase agreements may cause the fund's net asset value to fluctuate to a greater extent than would be expected from interest rate movements alone.


FUND OBJECTIVE
High current income consistent with preservation of capital. As with other investment companies, there can be no assurance this fund will achieve its objective.

AMERICAN GOVERNMENT INCOME PORTFOLIO

PRIMARY INVESTMENTS
Obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed derivative securities. The fund may purchase securities through the dollar-roll program and enter into reverse repurchase agreements. Investments in certain mortgage-backed derivative securities, dollar-roll transactions and the use of reverse repurchase agreements may cause the fund's net asset value to fluctuate to a greater extent than would be expected from interest rate movements alone.


FUND OBJECTIVE
High current income consistent with preservation of capital. As with other investment companies, there can be no assurance this fund will achieve its objective.


AMERICAN OPPORTUNITY INCOME FUND

PRIMARY INVESTMENTS
Mortgage-backed securities, including U.S. government and agency securities and privately issued securities. The fund's investments in mortgage-backed securities include derivative securities, and the fund may purchase securities through the dollar-roll program and enter into reverse repurchase agreements. Investments in certain mortgage-backed derivative securities, dollar-roll transactions and the use of reverse repurchase agreements may cause the fund's net asset value to fluctuate to a greater extent than would be expected from interest rate movements alone.

FUND OBJECTIVE
High level of current income. Its secondary objective is capital appreciation. As with other investment companies, there can be no assurance this fund will achieve its objective.


--------------------------------------------------------------------------------

     1998 Semiannual Report   1    AGF, AAF, OIF

AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended April 30, 1998
--------------------------------------------------------------------------------

[GRAPH]


                          American Government     Lehman Brothers U.S.
                             Income Fund              Mortgage Index
One Year                      10.32                      10.02
Ten Year                       9.42                       9.13
Since Inception 4/28/88        9.42                       9.13

American Government Income Fund's average annualized total returns are based on the change in its net asset value (NAV), assume all distributions were reinvested and do not reflect sales charges. NAV-based performance is used to measure investment management results.

Average annualized total returns based on the change in market price for the one-year, ten-year and since inception periods ended April 30, 1998, were 21.45%, 7.99%, and 7.99%, respectively. These returns assume reinvestment of all distributions and reflect sales charges on those reinvestments as described in the fund's dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this fund, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

The Lehman Brothers U.S. Mortgage Index is an unmanaged index that represents the total return, with distributions reinvested, of U.S. government agency mortgage-backed securities with up to 30 years to maturity. The index does not reflect expenses or transaction costs. The since inception number for the Lehman index is calculated from the month end following the fund's inception through April 30, 1998.


--------------------------------------------------------------------------------

     1998 Semiannual Report   2    AGF, AAF, OIF

AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended April 30, 1998
--------------------------------------------------------------------------------

[GRAPH]


                          American Government     Lehman Brothers U.S.
                             Income Fund              Mortgage Index
One Year                      10.21                      10.02
Ten Year                       2.68                        694
Since Inception 4/28/88        9.52                       9.04

American Government Income Portfolio's average annualized total returns are based on the change in its net asset value (NAV), assume all distributions were reinvested and do not reflect sales charges. NAV-based performance is used to measure investment management results.

Average annualized total returns based on the change in market price for the one-year, five-year and since inception periods ended April 30, 1998, were 17.55%, 0.73%, and 8.15%, respectively. These returns assume reinvestment of all distributions and reflect sales charges on those reinvestments as described in the fund's dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this fund, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

The Lehman Brothers U.S. Mortgage Index is an unmanaged index that represents the total return, with distributions reinvested, of U.S. government agency mortgage-backed securities with up to 30 years to maturity. The index does not reflect expenses or transaction costs. The since inception number for the Lehman index is calculated from the month end following the fund's inception through April 30, 1998.


--------------------------------------------------------------------------------

     1998 Semiannual Report   3    AGF, AAF, OIF

AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended April 30, 1998
--------------------------------------------------------------------------------

[GRAPH]


                        American Opportunity       Lehman Brothers Mutual Fund
                            Income Fund            5-10 Year Government Index
One Year                       11.01                          11.42
Five Year                       2.35                           6.70
Since Inception 9/29/89         9.25                           9.04

American Opportunity Income Fund's average annualized total returns are based on the change in its net asset value (NAV), assume all distributions were reinvested and do not reflect sales charges. NAV-based performance is used to measure investment management results.

Average annualized total returns based on the change in market price for the one-year, five-year and since inception periods ended April 30, 1998, were 19.94%, -0.77%, and 7.56%, respectively. These returns assume reinvestment of all distributions and reflect sales charges on those reinvestments as described in the fund's dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this fund, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

The Lehman Brothers Mutual Fund 5-10 Year Government Index is an index of all U.S. government agency and Treasury securities with maturities of 5-10 years. The index does not reflect expenses or transaction costs. The since inception number for the Lehman index is calculated from the month end following the fund's inception through April 30, 1998.


--------------------------------------------------------------------------------

     1998 Semiannual Report   4    AGF, AAF, OIF

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------


[PHOTO]
BRUCE SALVOG shares responsibility for the management of the funds. He has 28 years od financial experience.
--------------------------------------------------------------------------------

June 10, 1998
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1998, AMERICAN GOVERNMENT INCOME FUND ACHIEVED A NET ASSET VALUE TOTAL RETURN OF 3.29%* COMPARED TO 3.48% FOR THE FUND'S BENCHMARK,*** THE LEHMAN BROTHERS U.S. MORTGAGE INDEX. Over the same period, the fund returned 5.59% based on its market price.

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1998, AMERICAN GOVERNMENT INCOME PORTFOLIO ACHIEVED A NET ASSET VALUE TOTAL RETURN OF 3.35%* COMPARED TO 3.48% FOR THE FUND'S BENCHMARK, THE LEHMAN BROTHERS U.S. MORTGAGE INDEX. Over the same period, the fund returned 6.17% based on its market price.

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1998, AMERICAN OPPORTUNITY INCOME FUND ACHIEVED A NET ASSET VALUE TOTAL RETURN OF 3.33%* COMPARED TO 3.46% FOR THE FUND'S BENCHMARK, THE LEHMAN BROTHERS MUTUAL FUND 5-10 YEAR GOVERNMENT INDEX. Over the same period, the fund returned 5.39% based on its market price.

ENTERING THE REPORTING PERIOD, EACH FUND WAS POSITIONED TO MINIMIZE THE IMPACT OF LOWER INTEREST RATES AND FASTER PREPAYMENTS. Specifically, the funds were overweighted in mortgage securities with coupons below 7% while underweighting the higher-coupon issues which are more likely to be refinanced during periods of lower interest rates. In addition, American Opportunity Income Fund added fixed rate

 * All returns assume reinvestment of distributions and do not reflect sales charges, except the fund's total return based on market price, which does reflect sales charges on those reinvestments as described in the fund's dividend reinvestment plan, but not on initial purchases. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost.

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

     1998 Semiannual Report   5    AGF, AAF, OIF

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITIONS
--------------------------------------------------------------------------------
As a percentage of total assets on April 30, 1998


AMERICAN GOVERNMENT INCOME FUND
U.S. Agency Fixed Rate Motgage-Backed Securities         88%
U.S Treasury Securities                                   5%
U.S. Agency Z-Bond Securities                             3%
Short-Term                                                3%
Other Assets                                              1%


AMERICAN GOVERNMENT INCOME PORTFOLIO

U.S. Agency Fixed Rate Motgage-Backed Securities         85%
U.S Treasury Securities                                   7%
U.S. Agency Z-Bond Securities                             3%
Other Assets                                              1%
Short-Term                                                4%


AMERICAN OPPORTUNITY INCOME PORTFOLIO

U.S. Agency Fixed Rate Motgage-Backed Securities         76%
Other                                                     1%
Short-Term                                                2%
U.S. Agency Z-Bond Securities                             8%
Private Z-Bond Securities                                 1%
U.S Treasury Securities                                   5%
Corporate Bonds                                           7%


--------------------------------------------------------------------------------

     1998 Semiannual Report   6    AGF, AAF, OIF

--------------------------------------------------------------------------------

[PHOTO]
TOM MCGLINCH, CFA shares responsibility for the management of the funds. He has 17 years of financial experience.
--------------------------------------------------------------------------------

collateralized mortgage obligation bonds (CMOs) with relatively long maturities. These securities are not expected to make principal payments for a number of years, thereby reducing the reinvestment risk associated with the prepayments and helping to maintain the fund's income stream. We maintained each funds' effective duration*** at roughly four years to enhance their portfolios' income stream.

BONDS TRADED WITHIN A NARROW RANGE AS THE ULTIMATE IMPACT OF THE ASIAN RECESSION ON U.S. ECONOMIC GROWTH REMAINED UNCLEAR. After beginning the reporting period at 6.14%, the yield on the Treasury's benchmark 30-year bond fell to 5.66% in January as the deepening crisis in Asia reassured investors that domestic inflation would remain under control. However, as the U.S. economy continued to show strength, the long-term Treasury yield rose modestly to close the reporting period at 5.94%.

DESPITE STRONG ECONOMIC GROWTH AND A TIGHT LABOR MARKET, INFLATION REMAINED BENIGN. With no evidence of inflation, the Federal Reserve Board (Fed) kept short-term interest rates unchanged. The negative impact of a rate hike on Asian currencies may also have played a role in the Fed's decision to keep the key federal funds rate unchanged at 5.50%.

MORTGAGE PREPAYMENTS COULD BECOME A CONCERN FOR THE FUNDS IF INTEREST RATES DROP SIGNIFICANTLY FROM PRESENT LEVELS. While the mortgage market is broadly affected by any acceleration in the rate of prepayments, the funds have positioned their portfolios in a way that minimizes the impact of a drop in interest rates. While we have taken steps to reduce the risk of mortgage prepayments, the funds are not immune to such refinancings,

*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.

--------------------------------------------------------------------------------

     1998 Semiannual Report   7    AGF, AAF, OIF

--------------------------------------------------------------------------------

and the ongoing possibility of prepayments influences the valuation of mortgage securities. As always, we will continue to focus on maintaining a high level of current income for our shareholders.

On May 1, Piper Jaffray Companies Inc., the parent company of Piper Capital, was acquired by U.S. Bancorp. As a result of this acquisition, the funds' boards of directors have approved a proposal to merge the funds into the First American Fixed Income Fund, an open-end fund with similar investment objectives, which is managed by First American Asset Management, U.S. Bancorp's asset management arm. This proposal is subject to shareholder approval and will be voted on at the funds' annual meeting in August.

Thank you for your investment. We appreciate the opportunity to help you reach your financial goals.


Sincerely,


/s/ Bruce Salvog

Bruce Salvog
Portfolio Manager


/s/ Tom McGlinch

Tom McGlinch
Portfolio Manager


--------------------------------------------------------------------------------

     1998 Semiannual Report   8    AGF, AAF, OIF

Financial Statements (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  April 30, 1998
 ................................................................................

ASSETS:
Investments in securities at market value* (note 2)
  (including a repurchase agreement of $3,036,000) .........     $112,133,725
Cash in bank on demand deposit .............................          25,921
Accrued interest receivable ................................         648,547
                                                              -----------------
  Total assets .............................................     112,808,193
                                                              -----------------

LIABILITIES:
Payable for investment securities purchased on a when-issued
  basis (note 2) ...........................................      13,939,336
Reverse repurchase agreements payable ......................       4,500,000
Accrued interest ...........................................          50,735
Other accrued expenses .....................................         107,206
                                                              -----------------
  Total liabilities ........................................      18,597,277
                                                              -----------------
  Net assets applicable to outstanding capital stock .......     $94,210,916
                                                              -----------------
                                                              -----------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital ...............     $127,291,132
Undistributed net investment income ........................         106,878
Accumulated net realized loss on investments ...............     (35,958,799)
Unrealized appreciation of investments .....................       2,771,705
                                                              -----------------

  Total - representing net assets applicable to capital
    stock ..................................................     $94,210,916
                                                              -----------------
                                                              -----------------
* Investments in securities at identified cost .............     $109,362,020
                                                              -----------------
                                                              -----------------

NET ASSET VALUE AND MARKET PRICE:
Net assets .................................................     $94,210,916
Shares outstanding (authorized 1 billion shares of $0.01 par
  value) ...................................................      16,080,953
Net asset value ............................................     $      5.86
Market price ...............................................     $      5.69

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

          1998 Semi-Annual Report  9  AMERICAN GOVERNMENT INCOME FUND

---------------------------------------------------------------------

STATEMENT OF OPERATIONS  For the Six Months Ended April 30, 1998
 ................................................................................

INCOME:
Interest (net of interest expense of $156,119) .............     $ 3,409,106
Fee income (note 2) ........................................          70,400
                                                              -----------------

  Total investment income ..................................       3,479,506
                                                              -----------------

EXPENSES (NOTE 3):
Investment management fee ..................................         296,895
Administrative fee .........................................          98,965
Custodian and accounting fees ..............................          45,229
Transfer agent fees ........................................           9,072
Reports to shareholders ....................................          39,282
Directors' fees ............................................           6,207
Audit and legal fees .......................................          33,343
Other expenses .............................................          27,507
                                                              -----------------
  Total expenses ...........................................         556,500
    Less expenses paid indirectly ..........................          (1,793)
                                                              -----------------

  Total net expenses .......................................         554,707
                                                              -----------------

  Net investment income ....................................       2,924,799
                                                              -----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................         943,552
Net realized loss on closed futures contracts ..............         (37,698)
                                                              -----------------

  Net realized gain on investments .........................         905,854
Net change in unrealized appreciation or depreciation of
  investments ..............................................        (662,651)
                                                              -----------------

  Net gain on investments ..................................         243,203
                                                              -----------------

    Net increase in net assets resulting from operations ...     $ 3,168,002
                                                              -----------------
                                                              -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

          1998 Semi-Annual Report  10  AMERICAN GOVERNMENT INCOME FUND

---------------------------------------------------------------------

STATEMENT OF CASH FLOWS  For the Six Months Ended April 30, 1998
 ................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Interest and fee income ....................................     $ 3,479,506
Net expenses ...............................................        (554,707)
                                                              -----------------
  Net investment income ....................................       2,924,799
                                                              -----------------

Adjustments to reconcile net investment income to net cash
 provided by operating activities:
  Change in accrued interest receivable and principal
    receivable on mortgage securities ......................         371,386
  Net amortization of bond discount and premium ............         (23,680)
  Change in accrued fees and expenses ......................         (13,012)
                                                              -----------------
    Total adjustments ......................................         334,694
                                                              -----------------

    Net cash provided by operating activities ..............       3,259,493
                                                              -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments .........................      59,905,729
Purchases of investments ...................................     (28,229,186)
Net purchases of short-term securities .....................        (680,000)
Net variation margin paid for futures contracts ............         (37,698)
                                                              -----------------

    Net cash provided by investing activities ..............      30,958,845
                                                              -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net payments for reverse repurchase agreements .............      (6,000,000)
Retirement of fund shares ..................................     (31,250,526)
Distributions paid to shareholders .........................      (3,055,380)
                                                              -----------------

    Net cash used by financing activities ..................     (40,305,906)
                                                              -----------------
Net decrease in cash .......................................      (6,087,568)
Cash at beginning of period ................................       6,113,489
                                                              -----------------

    Cash at end of period ..................................     $    25,921
                                                              -----------------
                                                              -----------------

Supplemental disclosure of cash flow information:
  Cash paid for interest on reverse repurchase
    agreements .............................................     $   191,872
                                                              -----------------
                                                              -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

          1998 Semi-Annual Report  11  AMERICAN GOVERNMENT INCOME FUND

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              SIX MONTHS ENDED
                                                                   4/30/98           YEAR ENDED
                                                                 (UNAUDITED)          10/31/97
                                                              -----------------   -----------------
OPERATIONS:
Net investment income ......................................     $ 2,924,799         $ 7,405,411
Net realized gain (loss) on investments ....................         905,854            (427,926)
Net change in unrealized appreciation or depreciation of
  investments ..............................................        (662,651)          3,201,771
                                                              -----------------   -----------------

  Net increase in net assets resulting from operations .....       3,168,002          10,179,256
                                                              -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................      (3,055,380)         (7,718,849)
                                                              -----------------   -----------------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions .....     (31,250,526)                 --
                                                              -----------------   -----------------
  Total increase (decrease) in net assets ..................     (31,137,904)          2,460,407

Net assets at beginning of period ..........................     125,348,820         122,888,413
                                                              -----------------   -----------------

Net assets at end of period ................................     $94,210,916         $125,348,820
                                                              -----------------   -----------------
                                                              -----------------   -----------------

Undistributed net investment income ........................     $   106,878         $   237,459
                                                              -----------------   -----------------
                                                              -----------------   -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

          1998 Semi-Annual Report  12  AMERICAN GOVERNMENT INCOME FUND

          Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
                 American Government Income Fund Inc. (the fund) is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The fund may engage in dollar-roll transactions. In addition, the fund may borrow through the use of reverse repurchase agreements. Fund shares are listed on the New York Stock Exchange under the symbol AGF.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                     INVESTMENTS IN SECURITIES
                 Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the fund's board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                 The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                 Exchange-traded options are valued at the last sales price on the exchange prior to the time when assets are valued. If no sales were reported that day, the options are valued at the mean between the current closing bid and asked prices. Over-the-counter options are valued using market quotations obtained

---------------------------------------------------------------------

          1998 Semi-Annual Report  13  AMERICAN GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
                 from broker-dealers. Financial futures are valued at the last settlement price established each day by the board of trade or exchange on which they are traded.

                 Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                     FUTURES TRANSACTIONS
                 In order to gain exposure to or protect against changes in the market, the fund may buy and sell financial futures contracts and related options. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                 Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires.

                     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                 Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the

---------------------------------------------------------------------

          1998 Semi-Annual Report  14  AMERICAN GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
                 fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of April 30, 1998, the fund had entered into outstanding when-issued or forward commitments of $13,939,336.

                 In connection with its ability to purchase securities on a when-issued or forward-commitment basis, the fund may enter into mortgage dollar rolls in which the fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. As an inducement to "roll over" its purchase commitments, the fund receives negotiated fees. For the six months ended April 30, 1998, such fees earned by the fund amounted to $70,400.

                     FEDERAL TAXES
                 The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                 Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

                     DISTRIBUTIONS TO SHAREHOLDERS
                 Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of

---------------------------------------------------------------------

          1998 Semi-Annual Report  15  AMERICAN GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
                 business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 10% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund will issue new shares at a discount of up to 5% from the current market price.

                     REPURCHASE AGREEMENTS
                 For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

                     USE OF ESTIMATES
                 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
 ................................
                     INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                 The fund has entered into the following agreements with Piper Capital Management Incorporated (the advisor and administrator):

---------------------------------------------------------------------

          1998 Semi-Annual Report  16  AMERICAN GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------

                 The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.30% of the fund's average weekly net assets and 5.25% of the daily gross income (i.e., investment income, including amortization of discount and premium, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the fund) accrued by the fund during the month. The monthly investment management fee shall not exceed in the aggregate 1/12th of 0.60% of the fund's average weekly net assets during the month (approximately 0.60% on an annual basis). For the six months ended April 30, 1998, the effective annualized investment management fee incurred by the fund was 0.60%. For its fee, the advisor provides investment advice and conducts the management and investment activities of the fund.

                 The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets. For its fee, the administrator provides reporting, regulatory and record-keeping services for the fund.

                     OTHER FEES AND EXPENSES
                 In addition to the investment management and administrative fees, the fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

                 Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the fund.

---------------------------------------------------------------------

          1998 Semi-Annual Report  17  AMERICAN GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
                 Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities and dollar roll transactions, for the six months ended April 30, 1998, aggregated $22,055,874 and $59,905,729, respectively. Including dollar rolls, such purchases and sales aggregated $71,738,765 and $109,588,620, respectively.

(5) CAPITAL LOSS
    CARRYOVER
 ................................
                 For federal income tax purposes, the fund had capital loss carryovers at October 31, 1997, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

                                          CAPITAL LOSS
                                            CARRYOVER     EXPIRATION
                                          -------------   ----------
                                           $ 16,702,453      2002
                                             17,460,619      2003
                                              2,269,909      2004
                                                431,672      2005
                                          -------------
                                           $ 36,864,653
                                          -------------
                                          -------------

(6) REPURCHASE OFFER
 ................................
                 The fund's board of directors concluded that an offer to repurchase up to 25% of the fund's outstanding shares would be in the best interests of shareholders. Accordingly, the board authorized such an offer as part of a settlement agreement reached in connection with class action litigation involving the fund and seven other closed-end investment companies managed by Piper Capital Management Incorporated.

                 The repurchase offer was sent to shareholders in October 1997, and the deadline for submitting shares for repurchase was 5 p.m. Central Time on November 17, 1997. The repurchase price was determined on December 1, 1997, at the close of regular trading on the New York Stock Exchange (4 p.m. Eastern Time). The

---------------------------------------------------------------------

          1998 Semi-Annual Report  18  AMERICAN GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
                 percentage of outstanding shares and the number of shares accepted for tender, the repurchase price per share and proceeds (including tender fees) paid by the fund were as follows:

 PERCENTAGE      SHARES      REPURCHASE       PROCEEDS
  TENDERED      TENDERED        PRICE           PAID
 ----------   ------------   -----------   --------------
   25%           5,360,296      $5.81      $   31,250,526

(7) ADVISOR
    ACQUISITION
 ................................
                 On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the fund's investment advisor, was acquired by U.S. Bancorp.

                 U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of March 31, 1998, U.S. Bancorp was the 15th largest U.S. commercial bank holding company, with assets of nearly $70.9 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of March 31, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $65.3 billion in assets, including approximately $23.3 billion in assets of the First American Funds.

                 Under the Investment Company Act of 1940, as amended, consummation of the acquisition of Piper Jaffray Companies by U.S. Bancorp resulted in the assignment and automatic termination of the fund's investment advisory agreement with Piper Capital Management Incorporated. The fund has entered into a new investment advisory agreement with Piper Capital Management, which shareholders will vote on at the fund's annual meeting in August.

(8) REORGANIZATION OF
    THE FUND
 ................................
                 On April 27, 1998, the fund's board of directors approved the merger of the fund into an existing open-end fund in the First American family of funds. Shareholders will vote on the proposal at the fund's annual meeting in August.

---------------------------------------------------------------------

          1998 Semi-Annual Report  19  AMERICAN GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------

(9) FINANCIAL
    HIGHLIGHTS
 ................................
                 Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                                          Six Months
                                             Ended                     Year Ended October 31,
                                            4/30/98     -----------------------------------------------------
                                          (Unaudited)     1997       1996       1995       1994        1993
                                          -----------   --------   --------   --------   ---------   --------
PER-SHARE DATA
Net asset value, beginning of period ...  $    5.85     $   5.73   $   5.91   $   5.58   $    8.82   $   8.39
                                          -----------   --------   --------   --------   ---------   --------
Operations:
  Net investment income ................       0.18         0.35       0.36       0.44        0.64       1.27
  Net realized and unrealized gains
    (losses) on investments ............       0.01         0.13       0.03       0.71       (2.81)      0.39
                                          -----------   --------   --------   --------   ---------   --------
    Total from operations ..............       0.19         0.48       0.39       1.15       (2.17)      1.66
                                          -----------   --------   --------   --------   ---------   --------
Distributions to shareholders:
  From net investment income ...........      (0.18)       (0.36)     (0.57)     (0.82)      (0.84)     (0.93)
  From net realized gains on
    investments ........................         --           --         --         --       (0.01)     (0.30)
  In excess of net realized gains on
    investments                                  --           --         --         --       (0.22)        --
                                          -----------   --------   --------   --------   ---------   --------
    Total distributions to
      shareholders .....................      (0.18)       (0.36)     (0.57)     (0.82)      (1.07)     (1.23)
                                          -----------   --------   --------   --------   ---------   --------
Net asset value, end of period .........  $    5.86     $   5.85   $   5.73   $   5.91   $    5.58   $   8.82
                                          -----------   --------   --------   --------   ---------   --------
                                          -----------   --------   --------   --------   ---------   --------
Market value, end of period ............  $    5.69     $   5.56   $   5.13   $   5.75   $    6.00   $   9.38
                                          -----------   --------   --------   --------   ---------   --------
                                          -----------   --------   --------   --------   ---------   --------
SELECTED INFORMATION
Total return, net asset value (a) ......       3.29%        8.70%      7.02%     22.31%     (26.43)%    21.34%
Total return, market value (b) .........       5.59%       16.07%     (0.75)%    10.96%     (26.54)%    22.64%
Net assets at end of period (in
  millions) ............................  $      94     $    125   $    123   $    127   $     121   $    187
Ratio of expenses to average weekly net
  assets excluding interest expense
  (c) ..................................       1.13%(f)     1.02%      1.11%      1.40%       1.32%      0.99%
Ratio of expenses to average weekly net
  assets including interest expense
  (c) ..................................       1.44%(f)     1.49%      1.35%      1.40%       2.49%      2.34%
Ratio of net investment income to
  average weekly net assets ............       5.91%(f)     6.05%      6.37%      7.86%       9.44%     14.87%
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................         19%          62%       111%       149%        199%        93%
Amount of borrowings outstanding at end
  of period (in millions) (d) ..........  $       5     $     11   $     11         --          --   $     69
Per-share amount of borrowings
  outstanding at end of period .........  $    0.28     $   0.49   $   0.49         --          --   $   3.27
Per-share amount of net assets,
  excluding borrowings, at end of
  period ...............................  $    6.14     $   6.34   $   6.22         --          --   $  12.09
Asset coverage ratio (e) ...............      2,194%       1,294%     1,270%        --          --        370%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) INCLUDES 0.07%, 0.32%, AND 0.31% FROM FEDERAL EXCISE TAXES IN FISCAL YEARS 1996, 1995, AND 1994, RESPECTIVELY.
(d) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS FOR WHICH LIQUID SECURITIES ARE SEGREGATED ARE NOT CONSIDERED BORROWINGS. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(e) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(f)  ANNUALIZED.

---------------------------------------------------------------------

          1998 Semi-Annual Report  20  AMERICAN GOVERNMENT INCOME FUND

Investments in Securities (Unaudited)
---------------------------------------------------------------------

AMERICAN GOVERNMENT INCOME FUND                                   April 30, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (115.8%):
  U.S. AGENCY MORTGAGE-BACKED SECURITIES (b) (109.4%):
    FIXED RATE (105.9%):
      7.00%, FHLMC, 8/1/10 ..............................  $ 1,863,223      $  1,899,333
      6.50%, FHLMC, 3/1/26 ..............................      648,308           644,664
      6.50%, FHLMC, 4/1/26 ..............................    3,544,577         3,524,656
      6.50%, FHLMC, 4/1/26 ..............................      765,810           760,702
      6.50%, FHLMC, 4/1/26 ..............................    2,989,892         2,973,088
      9.50%, FHLMC, 6/1/21 ..............................    1,520,786         1,650,053
      10.00%, FHLMC, 12/1/19 ............................    1,764,663         1,933,400
      7.50%, FHLMC, 8/1/25 ..............................    3,269,066         3,367,138
      6.50%, FHLMC, 1/1/26 ..............................      889,667           884,667
      6.50%, FHLMC, 8/1/26 ..............................    4,011,282         3,984,526
      7.00%, FHLMC, 9/1/10 ..............................    3,453,104         3,520,025
      6.25%, FHLMC, Series 1638, Class E, 4/15/23 .......    1,000,000           995,710
      6.00%, FHLMC, Series 1699, Class TD, 3/15/24 ......    3,000,000         2,800,080
      7.00%, FNMA, 10/1/25 ..............................    2,128,617         2,161,206
      7.00%, FNMA, 5/1/26 ...............................    4,775,729         4,839,915
      6.50%, FNMA, 5/1/11 ...............................    5,002,306         5,024,216
      7.00%, FNMA, 4/1/26 ...............................    5,965,000         6,045,169
      6.50%, FNMA, 4/1/11 ...............................    1,571,446         1,578,816
      7.50%, FNMA, 10/1/26 ..............................    4,018,782         4,131,790
      6.00%, FNMA, 4/1/13 ...............................    1,010,000           995,163
      6.00%, FNMA, 4/1/13 ...............................    1,009,221           994,396
      6.00%, FNMA, 4/1/13 ...............................    1,004,200           989,448
      6.00%, FNMA, 4/1/13 ...............................      994,855           980,241
      6.00%, FNMA, 4/1/13 ...............................      998,000           983,339
      6.50%, FNMA, 5/18/13 ..............................    6,500,000(c)      6,526,390
      6.00%, FNMA, 2/18/13 ..............................    7,500,000(c)      7,389,825
      6.25%, FNMA Series 1998-M1, Class A2, 1/25/08 .....    2,000,000         1,993,750
      6.50%, FNMA, Series 1992-169, Class J, 3/25/21 ....    3,000,000         2,980,530
      6.50%, FNMA, Series 1997-1, Class B, 2/18/04 ......    3,500,000         3,534,160
      8.00%, GNMA, 7/15/26 ..............................    2,677,297         2,780,213
      7.50%, GNMA, 12/15/27 .............................    3,787,930(d)      3,893,272
      7.50%, GNMA, 12/15/27 .............................    1,782,130         1,831,691
      9.00%, GNMA, 11/15/21 .............................    2,895,975(d)      3,123,135
      7.00%, GNMA, 12/15/10 .............................    3,173,991         3,249,373
      9.00%, GNMA, 4/15/21 ..............................    2,753,033(d)      2,982,746

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

          1998 Semi-Annual Report  21  AMERICAN GOVERNMENT INCOME FUND

---------------------------------------------------------------------

AMERICAN GOVERNMENT INCOME FUND
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
      9.00%, GNMA, 10/15/22 .............................  $ 1,706,025      $  1,840,903
                                                                            ------------
                                                                              99,787,729
                                                                            ------------

    Z-BOND (3.5%):
      8.35%, Vendee Mortgage Trust, Series 1996-1,Class
        1Z, 2/15/26 .....................................    3,471,034         3,297,586
                                                                            ------------

        Total U.S. Agency Mortgage-Backed Securities  ...                    103,085,315
                                                                            ------------

  U.S. GOVERNMENT SECURITIES (6.4%):
      6.13%, U.S. Treasury Note, 9/30/00 ................    1,000,000         1,011,460
      5.63%, U.S. Treasury Note, 11/30/00 ...............    5,000,000         5,000,950
                                                                            ------------
                                                                               6,012,410
                                                                            ------------

        Total U.S. Government and Agency Securities
          (cost: $106,326,020)  .........................                    109,097,725
                                                                            ------------
SHORT-TERM SECURITIES (3.2%):
      Repurchase agreement with Goldman Sachs, acquired
        on 4/30/98, interest of $464, 5.50%, 5/1/98
        (cost: $3,036,000) ..............................    3,036,000(e)      3,036,000
                                                                            ------------
        Total Investments in Securities
          (cost: $109,362,020) (f)  .....................                   $112,133,725
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         Z-BOND - REPRESENTS SECURITIES THAT PAY NO INTEREST OR PRINCIPAL DURING
          THEIR INITIAL ACCRUAL PERIODS, BUT ACCRUE ADDITIONAL PRINCIPAL AT SPECIFIED RATES. INTEREST RATE DISCLOSED REPRESENTS CURRENT YIELD BASED UPON THE COST BASIS AND ESTIMATED TIMING OF FUTURE CASH FLOWS.
         VENDEE - SECURITIES ISSUED THROUGH THE VENDEE LOAN PROGRAM,
          ADMINISTERED AND GUARANTEED AS TO PAYMENT OF PRINCIPAL BY THE VETERANS ADMINISTRATION (VA). THE VA GUARANTEE IS BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED STATES GOVERNMENT.
(c) ON APRIL 30, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $13,939,336.
(d) ON APRIL 30, 1998, SECURITIES VALUED AT $8,265,484 WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENT:

                                                              NAME OF BROKER
             ACQUISITION                          ACCRUED     AND DESCRIPTION
  AMOUNT        DATE        RATE*        DUE     INTEREST      OF COLLATERAL
-----------  -----------  ----------  ---------  ---------  -------------------
$ 4,500,000     2/17/98        5.56%    5/19/98  $  50,735              (1)
-----------                                      ---------
-----------                                      ---------

* INTEREST RATE AS OF APRIL 30, 1998. RATE IS BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR).

---------------------------------------------------------------------

          1998 Semi-Annual Report  22  AMERICAN GOVERNMENT INCOME FUND

---------------------------------------------------------------------

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
         (1) MORGAN STANLEY;
            GNMA, 7.50%, 12/15/27, $3,787,930 PAR
            GNMA, 9.00%, 11/15/21, $1,288,404 PAR
            GNMA, 9.00%, 4/15/21, $2,753,033 PAR
(E)  REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY
     U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS
     INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(F)  ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS
     UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED
     ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  2,810,027
      GROSS UNREALIZED DEPRECIATION ......       (38,322)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  2,771,705
                                            ------------
                                            ------------

---------------------------------------------------------------------

          1998 Semi-Annual Report  23  AMERICAN GOVERNMENT INCOME FUND

Financial Statements (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  April 30, 1998
 ................................................................................

ASSETS:
Investments in securities at market value* (note 2)
  (including a repurchase agreement of $6,474,000) .........     $ 147,639,834
Accrued interest receivable ................................           847,297
                                                              -----------------
  Total assets .............................................       148,487,131
                                                              -----------------

LIABILITIES:
Payable for investment securities purchased on a when-issued
  basis (note 2) ...........................................        13,982,891
Reverse repurchase agreements payable ......................         6,500,000
Bank overdraft .............................................             3,029
Accrued interest ...........................................            73,284
Other accrued expenses .....................................           122,235
                                                              -----------------
  Total liabilities ........................................        20,681,439
                                                              -----------------
  Net assets applicable to outstanding capital stock .......     $ 127,805,692
                                                              -----------------
                                                              -----------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital ...............     $ 183,181,191
Undistributed net investment income ........................           466,813
Accumulated net realized loss on investments ...............       (59,697,296)
Unrealized appreciation of investments .....................         3,854,984
                                                              -----------------

  Total - representing net assets applicable to capital
    stock ..................................................     $ 127,805,692
                                                              -----------------
                                                              -----------------

* Investments in securities at identified cost .............     $ 143,784,850
                                                              -----------------
                                                              -----------------

NET ASSET VALUE AND MARKET PRICE:
Net assets .................................................     $ 127,805,692
Shares outstanding (authorized 1 billion shares of $0.01 par
  value) ...................................................        18,357,911
Net asset value ............................................     $        6.96
Market price ...............................................     $        6.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

        1998 Semiannual Report  24  American Government Income Portfolio

---------------------------------------------------------------------

STATEMENT OF OPERATIONS  For the Six Months Ended April 30, 1998
 ................................................................................

INCOME:
Interest (net of interest expense of $222,318) .............     $   4,617,177
Fee income (note 2) ........................................            77,453
                                                              -----------------

  Total investment income ..................................         4,694,630
                                                              -----------------

EXPENSES (NOTE 3):
Investment management fee ..................................           402,718
Administrative fee .........................................           134,240
Custodian and accounting fees ..............................            50,913
Transfer agent fees ........................................             9,150
Reports to shareholders ....................................            42,912
Directors' fees ............................................             6,207
Audit and legal fees .......................................            32,773
Other expenses .............................................            27,955
                                                              -----------------
  Total expenses ...........................................           706,868
    Less expenses paid indirectly ..........................            (1,936)
                                                              -----------------

  Total net expenses .......................................           704,932
                                                              -----------------

  Net investment income ....................................         3,989,698
                                                              -----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................         1,548,550
Net realized loss on closed futures contracts ..............           (48,307)
                                                              -----------------

  Net realized gain on investments .........................         1,500,243
Net change in unrealized appreciation or depreciation of
  investments ..............................................        (1,169,348)
                                                              -----------------

  Net gain on investments ..................................           330,895
                                                              -----------------

    Net increase in net assets resulting from operations ...     $   4,320,593
                                                              -----------------
                                                              -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

        1998 Semiannual Report  25  American Government Income Portfolio

---------------------------------------------------------------------

STATEMENT OF CASH FLOWS  For the Six Months Ended April 30, 1998
 ................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Interest and fee income ....................................     $   4,694,630
Net expenses ...............................................          (704,932)
                                                              -----------------
  Net investment income ....................................         3,989,698
                                                              -----------------

Adjustments to reconcile net investment income to net cash
  provided by operating activities:
  Change in accrued interest receivable and principal
    receivable on mortgage securities ......................           398,690
  Net amortization of bond discount and premium ............           (39,608)
  Change in accrued fees and expenses ......................           (37,831)
                                                              -----------------
    Total adjustments ......................................           321,251
                                                              -----------------

    Net cash provided by operating activities ..............         4,310,949
                                                              -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments .........................       124,615,713
Purchases of investments ...................................       (78,055,733)
Net purchases of short-term securities .....................        (3,086,000)
Net variation margin paid for futures contracts ............           (48,307)
                                                              -----------------

    Net cash provided by investing activities ..............        43,425,673
                                                              -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net payments for reverse repurchase agreements .............        (8,000,000)
Retirement of fund shares ..................................       (42,354,538)
Distributions paid to shareholders .........................        (4,069,073)
                                                              -----------------

    Net cash used by financing activities ..................       (54,423,611)
                                                              -----------------
Net decrease in cash .......................................        (6,686,989)
Cash at beginning of period ................................         6,683,960
                                                              -----------------

    Cash at end of period ..................................     $      (3,029)
                                                              -----------------
                                                              -----------------

Supplemental disclosure of cash flow information:
  Cash paid for interest on reverse repurchase
    agreements .............................................     $     267,897
                                                              -----------------
                                                              -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

        1998 Semiannual Report  26  American Government Income Portfolio

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              SIX MONTHS ENDED
                                                                   4/30/98           YEAR ENDED
                                                                 (UNAUDITED)          10/31/97
                                                              -----------------   -----------------
OPERATIONS:
Net investment income ......................................     $    3,989,698      $   10,255,321
Net realized gain on investments ...........................          1,500,243             109,884
Net change in unrealized appreciation or depreciation of
  investments ..............................................         (1,169,348)          3,811,323
                                                              -----------------   -----------------

  Net increase in net assets resulting from operations .....          4,320,593          14,176,528
                                                              -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................         (4,069,073)        (10,277,265)
                                                              -----------------   -----------------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
  Decrease in net assets from capital share transactions ...        (42,354,538)                 --
                                                              -----------------   -----------------
  Total increase (decrease) in net assets ..................        (42,103,018)          3,899,263

Net assets at beginning of period ..........................        169,908,710         166,009,447
                                                              -----------------   -----------------

Net assets at end of period ................................     $  127,805,692      $  169,908,710
                                                              -----------------   -----------------
                                                              -----------------   -----------------

Undistributed net investment income ........................     $      466,813      $      546,188
                                                              -----------------   -----------------
                                                              -----------------   -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

        1998 Semiannual Report  27  American Government Income Portfolio

        Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               American Government Income Portfolio Inc. (the fund) is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The fund may enter into dollar-roll transactions. In addition, the fund may borrow through the use of reverse repurchase agreements. Fund shares are listed on the New York Stock Exchange under the symbol AAF.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the fund's board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

               The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

               Exchange-traded options are valued at the last sales price on the exchange prior to the time when assets are valued. If no sales were reported that day, the options are valued at the mean between the current closing bid and asked prices.
               Over-the-counter options are valued using market quotations obtained from broker-dealers.

---------------------------------------------------------------------

        1998 Semiannual Report  28  American Government Income Portfolio

--------------------------------------------------------------------------------
               Financial futures are valued at the last settlement price established each day by the board of trade or exchange on which they are traded.

               Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                  FUTURES TRANSACTIONS
               In order to gain exposure to or protect against changes in the market, the fund may buy and sell financial futures contracts and related options. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

               Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires.

                  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
               Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining

---------------------------------------------------------------------

        1998 Semiannual Report  29  American Government Income Portfolio

--------------------------------------------------------------------------------
               substantially fully invested. As of April 30, 1998, the fund had entered into outstanding when-issued or forward commitments of $13,982,891.

               In connection with its ability to purchase securities on a when-issued or forward-commitment basis, the fund may enter into mortgage dollar rolls in which the fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. As an inducement to "roll over" its purchase commitments, the fund receives negotiated fees. For the six months ended April 30, 1998, such fees earned by the fund amounted to $77,453.

                  FEDERAL TAXES
               The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in

---------------------------------------------------------------------

        1998 Semiannual Report  30  American Government Income Portfolio

--------------------------------------------------------------------------------
               additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 10% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund will issue new shares at a discount of up to 5% from the current market price.

                  REPURCHASE AGREEMENTS
               For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
               The fund has entered into the following agreements with Piper Capital Management Incorporated (the advisor and administrator):

               The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.30% of the fund's average weekly net assets and 5.25% of the daily gross income (i.e., investment income,

---------------------------------------------------------------------

        1998 Semiannual Report  31  American Government Income Portfolio

--------------------------------------------------------------------------------
               including amortization of discount and premium, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the fund) accrued by the fund during the month. The monthly investment management fee shall not exceed in the aggregate 1/12th of 0.60% of the fund's average weekly net assets during the month (approximately 0.60% on an annual basis). For the six months ended April 30, 1998, the effective annualized investment management fee incurred by the fund was 0.60%. For its fee, the advisor provides investment advice and conducts the management and investment activities of the fund.

               The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets. For its fee, the administrator provides reporting, regulatory and record-keeping services for the fund.

                  OTHER FEES AND EXPENSES
               In addition to the investment management and administrative fees, the fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the fund.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities and dollar roll transactions, for the six months ended April 30, 1998, aggregated $70,911,825 and $124,615,713, respectively. Including dollar rolls, such purchases and sales aggregated $23,620,731 and $77,324,619, respectively.

---------------------------------------------------------------------

        1998 Semiannual Report  32  American Government Income Portfolio

--------------------------------------------------------------------------------

(5) CAPITAL LOSS
    CARRYOVER
 ................................
               For federal income tax purposes, the fund had capital loss carryovers at October 31, 1997, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

          CAPITAL LOSS
            CARRYOVER       EXPIRATION
          -------------   ---------------
           $ 26,037,491         2002
             30,440,824         2003
              4,719,224         2004
          -------------
           $ 61,197,539
          -------------
          -------------

(6) REPURCHASE
    OFFER
 ................................
               The fund's board of directors concluded that an offer to repurchase up to 25% of the fund's outstanding shares would be in the best interests of shareholders. Accordingly, the board authorized such an offer as part of a settlement agreement reached in connection with class action litigation involving the fund and seven other closed-end investment companies managed by Piper Capital Management Incorporated.

               The repurchase offer was sent to shareholders in October 1997, and the deadline for submitting shares for repurchase was 5 p.m. Central Time on November 17, 1997. The repurchase price was determined on December 1, 1997, at the close of regular trading on the New York Stock Exchange (4 p.m. Eastern Time). The percentage of outstanding shares and the number of shares accepted for tender, the repurchase price per share and proceeds (including tender fees) paid by the fund were as follows:

          PERCENTAGE      SHARES       REPURCHASE       PROCEEDS
           TENDERED      TENDERED         PRICE           PAID
          ----------   -------------   -----------   --------------
              25%          6,111,766      $6.91      $   42,354,538

(7) ADVISOR
    ACQUISITION
 ................................
               On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the fund's investment advisor, was acquired by U.S. Bancorp.

---------------------------------------------------------------------

        1998 Semiannual Report  33  American Government Income Portfolio

--------------------------------------------------------------------------------

               U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of March 31, 1998, U.S. Bancorp was the 15th largest U.S. commercial bank holding company, with assets of nearly $70.9 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of March 31, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $65.3 billion in assets, including approximately $23.3 billion in assets of the First American Funds.

               Under the Investment Company Act of 1940, as amended, consummation of the acquisition of Piper Jaffray Companies by U.S. Bancorp resulted in the assignment and automatic termination of the fund's investment advisory agreement with Piper Capital Management Incorporated. The fund has entered into a new investment advisory agreement with Piper Capital Management, which shareholders will vote on at the fund's annual meeting in August.

(8) REORGANIZATION
    OF THE FUND
 ................................
               On April 27, 1998, the fund's board of directors approved the merger of the fund into an existing open-end fund in the First American family of funds. Shareholders will vote on the proposal at the fund's annual meeting in August.

---------------------------------------------------------------------

        1998 Semiannual Report  34  American Government Income Portfolio

--------------------------------------------------------------------------------

(9) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                                           Six Months
                                             Ended                         Year Ended October 31,
                                            4/30/98      ----------------------------------------------------------
                                          (Unaudited)      1997        1996        1995         1994        1993
                                          ------------   ---------   ---------   ---------   ----------   ---------
PER-SHARE DATA
Net asset value, beginning of period ...     $ 6.94      $    6.78   $    7.08   $    6.83   $    10.99   $   11.00
                                          ------------   ---------   ---------   ---------   ----------   ---------
Operations:
  Net investment income ................       0.21           0.42        0.42        0.54         0.90        1.90
  Net realized and unrealized gains
    (losses) on investments ............       0.02           0.16        0.04        0.80        (3.50)      (0.04)
                                          ------------   ---------   ---------   ---------   ----------   ---------
    Total from operations ..............       0.23           0.58        0.46        1.34        (2.60)       1.86
                                          ------------   ---------   ---------   ---------   ----------   ---------
Distributions to shareholders:
  From net investment income ...........      (0.21)         (0.42)      (0.76)      (1.09)       (1.41)      (1.27)
  From net realized gains ..............         --             --          --          --           --       (0.60)
  In excess of net realized gains ......         --             --          --          --        (0.15)         --
                                          ------------   ---------   ---------   ---------   ----------   ---------
    Total distributions to
      shareholders .....................      (0.21)         (0.42)      (0.76)      (1.09)       (1.56)      (1.87)
                                          ------------   ---------   ---------   ---------   ----------   ---------
Net asset value, end of period .........     $ 6.96      $    6.94   $    6.78   $    7.08   $     6.83   $   10.99
                                          ------------   ---------   ---------   ---------   ----------   ---------
                                          ------------   ---------   ---------   ---------   ----------   ---------
Market value, end of period ............     $ 6.75      $    6.56   $    6.00   $    7.00   $     7.25   $   12.00
                                          ------------   ---------   ---------   ---------   ----------   ---------
                                          ------------   ---------   ---------   ---------   ----------   ---------
SELECTED INFORMATION
Total return, net asset value (a) ......       3.35%          8.87%       6.90%      21.40%      (25.93)%     18.66%
Total return, market value (b) .........       6.17%         16.93%      (3.48)%     13.46%      (29.14)%     28.18%
Net assets at end of period (in
  millions) .                                $  128      $     170   $     166   $     174   $      167   $     261
Ratio of expenses to average weekly net
  assets excluding interest expense (c)        1.05%(f)       0.98%       1.06%       1.41%        1.28%       0.95%
Ratio of expenses to average weekly net
  assets including interest expense
  (c) .                                        1.38%(f)       1.47%       1.31%       1.41%        2.46%       2.34%
Ratio of net investment income to
  average weekly net assets ............       5.94%(f)       6.19%       6.26%       7.93%       10.84%      17.42%
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................         15%           %63         132%        206%         106%        %79
Amount of borrowings outstanding at end
  of period (in millions) (d) ..........     $    7      $      15   $      15          --           --   $      97
Per-share amount of borrowings
  outstanding at end of period .........     $ 0.35      $    0.59   $    0.59          --           --   $    4.06
Per-share amount of net assets,
  excluding borrowings, at end of period     $ 7.31      $    7.53   $    7.37          --           --   $   15.05
Asset coverage ratio (e) ...............      2,066%         1,272%      1,245%         --           --         370%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) INCLUDES 0.06%, 0.38%, AND 0.30% FROM FEDERAL EXCISE TAXES IN FISCAL YEARS 1996, 1995 AND 1994, RESPECTIVELY.
(d) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS FOR WHICH LIQUID SECURITIES ARE SEGREGATED ARE NOT CONSIDERED BORROWINGS. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(e) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(f)  ANNUALIZED.

---------------------------------------------------------------------

        1998 Semiannual Report  35  American Government Income Portfolio

Investments in Securities (Unaudited)
---------------------------------------------------------------------

AMERICAN GOVERNMENT INCOME PORTFOLIO                              April 30, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (110.4%):
  U.S. AGENCY MORTGAGE-BACKED SECURITIES (B) (101.7%):
    FIXED RATE (98.3%):
      7.00%, FHLMC, 9/1/10 ..............................  $ 3,789,291      $  3,862,727
      6.50%, FHLMC, 2/1/26 ..............................    3,518,074         3,498,302
      6.50%, FHLMC, 11/1/25 .............................    2,241,003         2,229,798
      6.50%, FHLMC, 5/1/26 ..............................    4,934,816         4,907,082
      9.00%, FHLMC, 3/1/21 ..............................    1,651,719         1,766,827
      9.50%, FHLMC, 6/1/21 ..............................    2,015,978         2,187,336
      10.00%, FHLMC, 12/1/19 ............................    2,312,317         2,533,420
      7.00%, FHLMC, 9/1/10 ..............................    2,071,862         2,112,015
      6.25%, FHLMC, Series 1638, Class E, 4/15/23 .......    1,000,000           995,710
      6.00%, FHLMC, Series 1699, Class TD, 3/15/24 ......    4,000,000         3,733,440
      7.00%, FNMA, 1/1/08 ...............................      635,983           650,490
      7.00%, FNMA, 5/1/09 ...............................    1,984,833         2,026,395
      7.00%, FNMA, 10/1/25 ..............................    2,980,063         3,025,688
      7.00%, FNMA, 5/1/26 ...............................    4,361,715         4,420,336
      6.50%, FNMA, 5/1/11 ...............................    4,168,588         4,186,846
      6.50%, FNMA, 4/1/11 ...............................    2,445,236         2,456,704
      7.00%, FNMA, 4/1/26 ...............................    8,634,855         8,750,908
      6.50%, FNMA, 4/1/11 ...............................    1,964,307         1,973,520
      6.50%, FNMA, 7/1/26 ...............................    5,171,867         5,130,906
      7.50%, FNMA, 10/1/26 ..............................    5,241,189         5,388,571
      7.50%, FNMA, 10/1/26 ..............................    4,434,994         4,559,706
      6.00%, FNMA, 3/1/13 ...............................      990,000           975,457
      6.00%, FNMA, 3/1/13 ...............................      990,001           975,458
      6.00%, FNMA, 4/1/13 ...............................      990,000           975,457
      6.00%, FNMA, 3/1/13 ...............................      990,000           975,457
      6.00%, FNMA, 3/1/13 ...............................      990,001           975,458
      6.00%, FNMA, 4/1/13 ...............................      990,000           975,457
      6.50%, FNMA, 5/18/13 ..............................    9,000,000(c)      9,036,540
      6.00%, FNMA, 2/18/13 ..............................    5,000,000(c)      4,926,550
      6.25%, FNMA Series 1998-M1, Class A2, 1/25/08 .....    2,500,000         2,492,188
      6.50%, FNMA, Series 1992-169, Class J, 3/25/21 ....    4,000,000         3,974,040
      6.50%, FNMA, Series 1997-1, Class B, 2/18/04 ......    4,500,000         4,543,920
      8.00%, GNMA, 7/15/26 ..............................      981,665         1,019,400
      8.00%, GNMA, 7/15/26 ..............................    3,439,907         3,572,137
      7.50%, GNMA, 11/15/27 .............................    6,295,082         6,470,148
      9.00%, GNMA, 11/15/21 .............................    3,422,516(d)      3,690,978

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

        1998 Semiannual Report  36  American Government Income Portfolio

---------------------------------------------------------------------

AMERICAN GOVERNMENT INCOME PORTFOLIO
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
      7.00%, GNMA, 12/15/10 .............................  $ 2,822,485      $  2,889,519
      9.00%, GNMA, 4/15/21 ..............................    3,916,895(d)      4,243,720
      9.00%, GNMA, 10/15/22 .............................    2,388,434         2,577,264
                                                                            ------------
                                                                             125,685,875
                                                                            ------------

    Z-BOND (3.4%):
      8.35%, Vendee Mortgage Trust, Series 1996-1, Class
        1Z, 2/15/26 .....................................    4,628,045         4,396,782
                                                                            ------------

        Total U.S. Agency Mortgage-Backed Securities  ...                    130,082,657
                                                                            ------------

  U.S. GOVERNMENT SECURITIES (8.7%):
      6.13%, U.S. Treasury Note, 9/30/00 ................    5,420,000(d)      5,482,113
      5.63%, U.S. Treasury Note, 11/30/00 ...............    5,600,000         5,601,064
                                                                            ------------
                                                                              11,083,177
                                                                            ------------

        Total U.S. Government and Agency Securities
          (cost: $137,310,850)  .........................                    141,165,834
                                                                            ------------

SHORT-TERM SECURITIES (5.1%):
      Repurchase agreement with Goldman Sachs, acquired
        on 4/30/98, interest of $989, 5.50%, 5/1/98
        (cost: $6,474,000) ..............................    6,474,000(e)      6,474,000
                                                                            ------------

        Total Investments in Securities
          (cost: $143,784,850)(f)  ......................                   $147,639,834
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
         Z-BOND - REPRESENTS SECURITIES THAT PAY NO INTEREST OR PRINCIPAL DURING
          THEIR INITIAL ACCRUAL PERIODS, BUT ACCRUE ADDITIONAL PRINCIPAL AT SPECIFIED RATES. INTEREST RATE DISCLOSED REPRESENTS CURRENT YIELD BASED UPON THE COST BASIS AND ESTIMATED TIMING OF FUTURE CASH FLOWS.
         VENDEE - SECURITIES ISSUED THROUGH THE VENDEE LOAN PROGRAM,
          ADMINISTERED AND GUARANTEED AS TO PAYMENT OF PRINCIPAL BY THE VETERANS ADMINISTRATION (VA). THE VA GUARANTEE IS BACKED BY THE FULL FAITH AND CREDIT OF THE UNITED STATES GOVERNMENT.
(c) ON APRIL 30, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $13,982,891.

---------------------------------------------------------------------

        1998 Semiannual Report  37  American Government Income Portfolio

---------------------------------------------------------------------

(d)  ON APRIL 30, 1998, SECURITIES VALUED AT $7,296,102 WERE PLEDGED AS
     COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENT:

                                                              NAME OF BROKER
             ACQUISITION                          ACCRUED     AND DESCRIPTION
  AMOUNT        DATE        RATE*        DUE     INTEREST      OF COLLATERAL
-----------  -----------  ----------  ---------  ---------  -------------------
$ 6,500,000     2/17/98        5.56%    5/19/98  $  73,284              (1)
-----------                                      ---------
-----------                                      ---------

* INTEREST RATE AS OF APRIL 30, 1998. RATE IS BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR).

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
         (1) MORGAN STANLEY;
            GNMA, 9.00%, 11/15/21, $2,595,895 PAR
            GNMA, 9.00%, 4/15/21, $3,916,895 PAR
            U.S. TREASURY NOTE, 6.13%, 9/30/00, $250,000 PAR

(e) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(f) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  3,893,786
      GROSS UNREALIZED DEPRECIATION ......       (38,802)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  3,854,984
                                            ------------
                                            ------------

---------------------------------------------------------------------

        1998 Semiannual Report  38  American Government Income Portfolio

Financial Statements (Unaudited)

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  April 30, 1998
 ................................................................................

ASSETS:
Investments in securities at market value* (note 2)
  (including a repurchase agreement of $2,637,000) .........     $ 133,522,167
Cash in bank on demand deposit .............................            30,468
Accrued interest receivable ................................           873,284
                                                              -----------------
  Total assets .............................................       134,425,919
                                                              -----------------

LIABILITIES:
Payable for investment securities purchased on a when-issued
  basis (note 2) ...........................................        15,455,547
Reverse repurchase agreements payable ......................         5,000,000
Accrued interest ...........................................            56,372
Other accrued expenses .....................................           113,459
                                                              -----------------
  Total liabilities ........................................        20,625,378
                                                              -----------------
  Net assets applicable to outstanding capital stock .......     $ 113,800,541
                                                              -----------------
                                                              -----------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital ...............     $ 171,728,291
Undistributed net investment income ........................            91,163
Accumulated net realized loss on investments ...............       (62,071,037)
Unrealized appreciation of investments .....................         4,052,124
                                                              -----------------

  Total - representing net assets applicable to capital
    stock ..................................................     $ 113,800,541
                                                              -----------------
                                                              -----------------

* Investments in securities at identified cost .............     $ 129,470,043
                                                              -----------------
                                                              -----------------

NET ASSET VALUE AND MARKET PRICE:
Net assets .................................................     $ 113,800,541
Shares outstanding (authorized 250 million shares of $0.01
 par value).................................................        16,990,546
Net asset value ............................................     $        6.70
Market price ...............................................     $        6.44

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

          1998 Semiannual Report  39  American Opportunity Income Fund

---------------------------------------------------------------------

STATEMENT OF OPERATIONS  For the Six Months Ended April 30, 1998
 ................................................................................

INCOME:
Interest (net of interest expense of $218,071) .............     $   4,139,444
Fee income (note 2) ........................................            81,621
                                                              -----------------

  Total investment income ..................................         4,221,065
                                                              -----------------

EXPENSES (NOTE 3):
Investment management fee ..................................           308,755
Administrative fee .........................................           119,629
Custodian and accounting fees ..............................            49,489
Transfer agent fees ........................................             9,052
Reports to shareholders ....................................            44,084
Directors' fees ............................................             6,207
Audit and legal fees .......................................            33,094
Other expenses .............................................            27,766
                                                              -----------------
  Total expenses ...........................................           598,076
    Less expenses paid indirectly ..........................              (940)
                                                              -----------------

  Total net expenses .......................................           597,136
                                                              -----------------

  Net investment income ....................................         3,623,929
                                                              -----------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................         1,739,094
Net realized loss on closed futures contracts ..............           (43,571)
                                                              -----------------

  Net realized gain on investments .........................         1,695,523
Net change in unrealized appreciation or depreciation of
  investments ..............................................        (1,549,951)
                                                              -----------------

  Net gain on investments ..................................           145,572
                                                              -----------------

    Net increase in net assets resulting from operations ...     $   3,769,501
                                                              -----------------
                                                              -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

          1998 Semiannual Report  40  American Opportunity Income Fund

---------------------------------------------------------------------

STATEMENT OF CASH FLOWS  For the Six Months Ended April 30, 1998
 ................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Interest and fee income ....................................     $   4,221,065
Net expenses ...............................................          (597,136)
                                                              -----------------
  Net investment income ....................................         3,623,929
                                                              -----------------

Adjustments to reconcile net investment income to net cash
  provided by operating activities:
  Change in accrued interest receivable and principal
    receivable on mortgage securities ......................           500,955
  Net amortization of bond discount and premium ............           (32,486)
  Change in accrued fees and expenses ......................          (102,083)
                                                              -----------------
    Total adjustments ......................................           366,386
                                                              -----------------

    Net cash provided by operating activities ..............         3,990,315
                                                              -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments .........................        95,708,418
Purchases of investments ...................................       (46,025,907)
Net sales of short-term securities .........................         4,037,000
Net variation margin paid for futures contracts ............           (43,571)
                                                              -----------------

    Net cash provided by investing activities ..............        53,675,940
                                                              -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net payments for reverse repurchase agreements .............       (16,000,000)
Retirement of fund shares ..................................       (37,895,152)
Distributions paid to shareholders .........................        (3,766,567)
                                                              -----------------

    Net cash used by financing activities ..................       (57,661,719)
                                                              -----------------
Net increase in cash .......................................             4,536
Cash at beginning of period ................................            25,932
                                                              -----------------

    Cash at end of period ..................................     $      30,468
                                                              -----------------
                                                              -----------------

Supplemental disclosure of cash flow information:
  Cash paid for interest on reverse repurchase
    agreements .............................................     $     342,691
                                                              -----------------
                                                              -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

          1998 Semiannual Report  41  American Opportunity Income Fund

---------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              SIX MONTHS ENDED
                                                                   4/30/98           YEAR ENDED
                                                                 (UNAUDITED)          10/31/97
                                                              -----------------   -----------------
OPERATIONS:
Net investment income ......................................     $   3,623,929       $   9,549,757
Net realized gain (loss) on investments ....................         1,695,523            (870,592)
Net change in unrealized appreciation or depreciation of
  investments ..............................................        (1,549,951)          5,150,515
                                                              -----------------   -----------------

  Net increase in net assets resulting from operations .....         3,769,501          13,829,680
                                                              -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................        (3,766,567)        (10,062,582)
                                                              -----------------   -----------------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions .....       (37,895,152)                 --
                                                              -----------------   -----------------
  Total increase (decrease) in net assets ..................       (37,892,218)          3,767,098

Net assets at beginning of period ..........................       151,692,759         147,925,661
                                                              -----------------   -----------------

Net assets at end of period ................................     $ 113,800,541       $ 151,692,759
                                                              -----------------   -----------------
                                                              -----------------   -----------------

Undistributed net investment income ........................     $      91,163       $     233,801
                                                              -----------------   -----------------
                                                              -----------------   -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

---------------------------------------------------------------------

          1998 Semiannual Report  42  American Opportunity Income Fund

        Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
               American Opportunity Income Fund Inc. (the fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests principally in mortgage-backed securities including U.S. government agency securities and privately issued securities. The fund may enter into dollar-roll transactions. In addition, the fund may borrow through the use of reverse repurchase agreements. Fund shares are listed on the New York Stock Exchange under the symbol OIF.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                  INVESTMENTS IN SECURITIES
               Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the fund's board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

               The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

               Exchange-traded options are valued at the last sales price on the exchange prior to the time when assets are valued. If no sales were reported that day, the options will be valued at the mean between the current closing bid and asked prices. Over-the-counter options are valued using market quotations obtained from broker-dealers.

---------------------------------------------------------------------

          1998 Semiannual Report  43  American Opportunity Income Fund

--------------------------------------------------------------------------------
               Financial futures are valued at the last settlement price established each day by the board of trade or exchange on which they are traded.

               Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                  FUTURES TRANSACTIONS
               In order to gain exposure to or protect against changes in the market, the fund may buy and sell financial futures contracts and related options. Risks of entering into futures contracts and related options include the possibility there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

               Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires.

                  SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
               Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining

---------------------------------------------------------------------

          1998 Semiannual Report  44  American Opportunity Income Fund

--------------------------------------------------------------------------------
               substantially fully invested. As of April 30, 1998, the fund had entered into outstanding when-issued or forward commitments of $15,455,547.

               In connection with its ability to purchase securities on a when-issued or forward-commitment basis, the fund may enter into mortgage dollar rolls in which the fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. As an inducement to "roll over" its purchase commitments, the fund receives negotiated fees. For the six months ended April 30, 1998, such fees earned by the fund amounted to $81,621.

                  FEDERAL TAXES
               The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

               Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the fund.

                  DISTRIBUTIONS TO SHAREHOLDERS
               Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the fund's dividend reinvestment plan, reinvested in

---------------------------------------------------------------------

          1998 Semiannual Report  45  American Opportunity Income Fund

--------------------------------------------------------------------------------
               additional shares of the fund's capital stock. Under the plan, fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 10% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the fund will issue new shares at a discount of up to 5% from the current market price.

                  REPURCHASE AGREEMENTS
               For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

                  USE OF ESTIMATES
               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
 ................................
                  INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
               The fund has entered into the following agreements with Piper Capital Management Incorporated (the advisor and administrator):

               The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets and 4.50% of the daily gross income (i.e., income, including

---------------------------------------------------------------------

          1998 Semiannual Report  46  American Opportunity Income Fund

--------------------------------------------------------------------------------
               amortization of discount and premium, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the fund) accrued by the fund during the month. The monthly investment management fee shall not exceed in the aggregate 1/12th of 0.725% of the fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For the six months ended April 30, 1998, the effective annualized investment management fee incurred by the fund was 0.52%. For its fee, the advisor provides investment advice and conducts the management and investment activity of the fund.

               The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets. For its fee, the administrator will provide reporting, regulatory and record-keeping services for the fund.

                  OTHER FEES AND EXPENSES
               In addition to the investment management and administrative fees, the fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

               Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the fund.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
               Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities and dollar roll transactions, for the six months ended April 30, 1998 aggregated $40,903,784 and $95,708,418, respectively. Including dollar rolls, such purchases and sales aggregated $94,662,690 and $149,467,324, respectively.

---------------------------------------------------------------------

          1998 Semiannual Report  47  American Opportunity Income Fund

--------------------------------------------------------------------------------

(5) CAPITAL LOSS
    CARRYOVER
 ................................
               For federal income tax purposes, the fund had capital loss carryovers at October 31, 1997, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

          CAPITAL LOSS
            CARRYOVER       EXPIRATION
          -------------   ---------------
           $  5,283,808         2001
             27,202,478         2002
             25,520,417         2003
              4,873,784         2004
                886,073         2005
          -------------
           $ 63,766,560
          -------------
          -------------

(6) REPURCHASE
    OFFER
 ................................
               The fund's board of directors concluded that an offer to repurchase up to 25% of the fund's outstanding shares would be in the best interests of shareholders. Accordingly, the board authorized such an offer as part of a settlement agreement reached in connection with class action litigation involving the fund and seven other closed-end investment companies managed by Piper Capital Management Incorporated.

               The repurchase offer was sent to shareholders in October 1997, and the deadline for submitting shares for repurchase was 5 p.m. Central Time on November 17, 1997. The repurchase price was determined on December 1, 1997 at the close of regular trading on the New York Stock Exchange (4 p.m. Eastern Time). The percentage of outstanding shares and the number of shares accepted for tender, the repurchase price per share and proceeds (including tender fees) paid by the fund were as follows:

          PERCENTAGE      SHARES       REPURCHASE       PROCEEDS
           TENDERED      TENDERED         PRICE           PAID
          ----------   -------------   -----------   --------------
              25%          5,672,927      $6.66      $   37,895,152

---------------------------------------------------------------------

          1998 Semiannual Report  48  American Opportunity Income Fund

--------------------------------------------------------------------------------

(7) ADVISOR
    ACQUISITION
 ................................
               On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the fund's investment advisor, was acquired by U.S. Bancorp.

               U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of March 31, 1998, U.S. Bancorp was the 15th largest U.S. commercial bank holding company, with assets of nearly $70.9 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of March 31, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $65.3 billion in assets, including approximately $23.3 billion in assets of the First American Funds.

               Under the Investment Company Act of 1940, as amended, consummation of the acquisition of Piper Jaffray Companies by U.S. Bancorp resulted in the assignment and automatic termination of the fund's investment advisory agreement with Piper Capital Management Incorporated. The fund has entered into a new investment advisory agreement with Piper Capital Management, which shareholders will vote on at the fund's annual meeting in August.

(8) REORGANIZATION
    OF THE FUND
 ................................
               On April 27, 1998, the fund's board of directors approved the merger of the fund into an existing open-end fund in the First American family of funds. Shareholders will vote on the proposal at the fund's annual meeting in August.

---------------------------------------------------------------------

          1998 Semiannual Report  49  American Opportunity Income Fund

--------------------------------------------------------------------------------

(9) FINANCIAL
    HIGHLIGHTS
 ................................
               Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                                              Six
                                             Months                                                         Two
                                             Ended         Year        Year        Year        Year       Months
                                            4/30/98        Ended       Ended       Ended       Ended       Ended
                                          (Unaudited)    10/31/97    10/31/96    10/31/95    10/31/94    10/31/93
                                          ------------   ---------   ---------   ---------   ---------   ---------
PER-SHARE DATA
Net asset value, beginning of period ...     $ 6.69        $ 6.53      $ 6.66      $ 6.42     $ 10.68      $10.88
                                          ------------   ---------   ---------   ---------   ---------   ---------
Operations:
  Net investment income ................       0.21          0.42        0.43        0.49        0.85        0.34
  Net realized and unrealized gains
    (losses) on investments ............       0.01          0.18        0.07        0.75       (3.53)      (0.37)
                                          ------------   ---------   ---------   ---------   ---------   ---------
    Total from operations ..............       0.22          0.60        0.50        1.24       (2.68)      (0.03)
                                          ------------   ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income ...........      (0.21)        (0.44)      (0.63)      (1.00)      (1.48)      (0.17)
  In excess of net realized gains ......         --            --          --          --       (0.10)         --
                                          ------------   ---------   ---------   ---------   ---------   ---------
    Total distributions to
      shareholders .....................      (0.21)        (0.44)      (0.63)      (1.00)      (1.58)      (0.17)
                                          ------------   ---------   ---------   ---------   ---------   ---------
Net asset value, end of period .........     $ 6.70        $ 6.69      $ 6.53      $ 6.66     $  6.42      $10.68
                                          ------------   ---------   ---------   ---------   ---------   ---------
                                          ------------   ---------   ---------   ---------   ---------   ---------
Market value, end of period ............     $ 6.44        $ 6.31      $ 5.88      $ 6.13     $  7.00      $11.63
                                          ------------   ---------   ---------   ---------   ---------   ---------
                                          ------------   ---------   ---------   ---------   ---------   ---------
SELECTED INFORMATION
Total return, net asset value (a) ......       3.33%         9.64%       7.98%      20.98%     (27.61)%     (0.29)%
Total return, market value (b) .........       5.39%        15.58%       6.85%       2.16%     (28.77)%      1.43%
Net assets at end of period (in
  millions) .                                $  114        $  152      $  148      $  153     $   146      $  232
Ratio of expenses to average weekly net
  assets excluding interest expense
  (c) .                                        1.00%(f)      0.92%       1.01%       1.29%       1.39%       1.10%(f)
Ratio of expenses to average weekly net
  assets including interest expense
  (c) .                                        1.37%(f)      1.71%       1.42%       1.29%       2.58%       1.62%(f)
Ratio of net investment income to
  average weekly net assets ............       6.06%(f)      6.48%       6.72%       7.74%      10.73%      19.11%(f)
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................         29%           59%        118%        139%        169%         21%
Amount of borrowings outstanding at end
  of period (in millions) (d) ..........     $    5        $   21      $   21          --          --      $   87
Per-share amount of borrowings
  outstanding at end of period .........     $ 0.29        $ 0.93      $ 0.92          --          --      $ 4.01
Per-share amount of net assets,
  excluding borrowings, at end of period     $ 6.99        $ 7.62      $ 7.45          --          --      $14.69
Asset coverage ratio (e) ...............      2,376%          822%        804%         --          --         366%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) INCLUDES 0.07%, 0.30% AND 0.31% FROM FEDERAL EXCISE TAXES IN FISCAL YEARS ENDED OCTOBER 31, 1996, 1995 AND 1994, RESPECTIVELY.
(d) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS FOR WHICH LIQUID SECURITIES ARE SEGREGATED ARE NOT CONSIDERED BORROWINGS. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(e) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(f)  ANNUALIZED.

---------------------------------------------------------------------

          1998 Semiannual Report  50  American Opportunity Income Fund

Investments in Securities (Unaudited)
---------------------------------------------------------------------

AMERICAN OPPORTUNITY INCOME FUND                                  April 30, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (104.8%):
  U.S. AGENCY MORTGAGE-BACKED SECURITIES (b) (98.7%):
    FIXED RATE (89.5%):
      7.00%, FHLMC, 9/1/10 ..............................  $ 1,062,664      $  1,083,259
      6.50%, FHLMC, 1/1/26 ..............................    2,527,170(d)      2,512,967
      6.50%, FHLMC, 3/1/26 ..............................      106,323           105,725
      6.50%, FHLMC, 4/1/26 ..............................    1,427,964         1,418,440
      6.50%, FHLMC, 4/1/26 ..............................    3,987,649         3,965,238
      6.50%, FHLMC, 4/1/26 ..............................    2,509,064         2,492,328
      7.50%, FHLMC, 8/1/25 ..............................    9,035,358         9,306,419
      7.00%, FHLMC, 9/1/10 ..............................    3,453,104         3,520,025
      6.00%, FHLMC, Series 163, Class F, 7/15/21 ........    3,037,037         2,892,929
      6.25%, FHLMC, Series 1638, Class E, 4/15/23 .......    3,000,000         2,987,130
      6.00%, FHLMC, Series 1648, Class LA, 5/15/23 ......    4,695,000         4,318,884
      6.00%, FHLMC, Series 1699, Class TD, 3/15/24 ......    3,000,000         2,800,080
      7.00%, FNMA, 10/25/21 .............................    2,000,000         2,010,000
      6.50%, FNMA, 12/18/11 .............................    3,000,000         3,025,781
      7.00%, FNMA, 5/1/26 ...............................    3,555,652         3,603,440
      6.50%, FNMA, 5/1/11 ...............................    3,334,870         3,349,477
      6.50%, FNMA, 4/1/11 ...............................    1,672,795         1,680,122
      6.50%, FNMA, 4/1/11 ...............................      785,723           789,408
      6.50%, FNMA, 4/1/11 ...............................    4,067,111         4,086,186
      6.00%, FNMA, 4/1/13 ...............................    3,030,000         2,985,489
      6.00%, FNMA, 4/1/13 ...............................    2,978,207         2,934,457
      6.00%, FNMA, 4/1/13 ...............................    2,020,000         1,990,326
      6.50%, FNMA, 5/18/13 ..............................    8,500,000(c)      8,534,510
      6.00%, FNMA, 2/18/13 ..............................    7,000,000(c)      6,897,170
      6.25%, FNMA Series 1998-M1, Class A2, 1/25/08 .....    3,000,000         2,990,625
      6.50%, FNMA, Series 1992-169, Class J, 3/25/21 ....    3,000,000         2,980,530
      8.00%, GNMA, 7/15/26 ..............................    3,103,819         3,223,130
      7.50%, GNMA, 11/15/27 .............................    4,621,936         4,750,472
      9.00%, GNMA, 11/15/21 .............................    2,457,191(d)      2,649,933
      9.00%, GNMA, 4/15/21 ..............................    3,441,291(d)      3,728,432
      9.00%, GNMA, 10/15/22 .............................    2,047,230         2,209,084
                                                                            ------------
                                                                             101,821,996
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

          1998 Semiannual Report  51  American Opportunity Income Fund

---------------------------------------------------------------------

AMERICAN OPPORTUNITY INCOME FUND
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Z-BOND (9.2%):
      8.34%, FNMA, Series 1996-35, Class Z, 7/25/26 .....  $ 6,779,501      $  6,657,335
      8.35%, Vendee Mortgage Trust, Series 1996-1,Class
        1Z, 2/15/26 .....................................    4,049,540         3,847,184
                                                                            ------------
                                                                              10,504,519
                                                                            ------------

        Total U.S. Agency Mortgage-Backed Securities  ...                    112,326,515
                                                                            ------------
  U.S. GOVERNMENT SECURITIES (6.1%):
      7.50%, U.S. Treasury Bond, 11/15/16 ...............    2,000,000         2,327,200
      5.88%, U.S. Treasury Note, 2/15/04 ................    3,000,000         3,030,660
      5.63%, U.S. Treasury Note, 11/30/00 ...............    1,600,000         1,600,304
                                                                            ------------
                                                                               6,958,164
                                                                            ------------

        Total U.S. Government and Agency Securities
          (cost: $115,365,246)  .........................                    119,284,679
                                                                            ------------

PRIVATE MORTGAGE-BACKED SECURITIES (b) (1.8%):
  Z-BOND (1.8%):
      8.34%, Pacific Collateralized Mortgage Obligation
        Trust, Series 3, Class Z, 5/1/17
        (cost: $2,037,573) ..............................    2,029,955         2,074,533
                                                                            ------------

CORPORATE BONDS (8.4%):
  CONSUMER NON-DURABLES (3.2%):
      Coca-Cola Enterprises, 6.70%, 10/15/36 ............    3,500,000         3,638,005
                                                                            ------------
  FINANCIAL SERVICES (2.9%):
      Lehman Brothers Inc., 7.50%, 8/1/26 ...............    3,000,000         3,256,710
                                                                            ------------
  UTILITIES (2.3%):
      Korea Electric Power ADS, 6.38%, 12/1/03 ..........    3,000,000         2,631,240
                                                                            ------------

        Total Corporate Bonds
          (cost: $9,430,224)  ...........................                      9,525,955
                                                                            ------------

SHORT-TERM SECURITIES (2.3%):
      Repurchase agreement with Goldman Sachs, acquired
        on 4/30/98, interest of $403, 5.50%, 5/1/98
        (cost: $2,637,000) ..............................    2,637,000(e)      2,637,000
                                                                            ------------

        Total Investments in Securities
          (cost: $129,470,043) (f)  .....................                   $133,522,167
                                                                            ------------
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

---------------------------------------------------------------------

          1998 Semiannual Report  52  American Opportunity Income Fund

---------------------------------------------------------------------

Notes to Investments in Securities:
(a)  SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO
     THE FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
        Z-Bond - represents securities that pay no interest or principal during their initial accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimated timing of future cash flows.
        Vendee - securities issued through the Vendee Loan Program, administered and guaranteed as to payment of principal and interest by the Veterans
       Administration (VA). The VA guarantee is backed by the full faith and credit of the United States government.
(c)  ON APRIL 30, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED
     BASIS WAS $15,455,547.
(d)  ON APRIL 30, 1998, SECURITIES VALUED AT $7,672,558 WERE PLEDGED AS
     COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENT:

                                                              NAME OF BROKER
             ACQUISITION                          ACCRUED     AND DESCRIPTION
  AMOUNT        DATE        RATE*        DUE     INTEREST      OF COLLATERAL
-----------  -----------  ----------  ---------  ---------  -------------------
$ 5,000,000     2/17/98        5.56%    5/19/98  $  56,372              (1)
-----------                                      ---------
-----------                                      ---------

* INTEREST RATE AS OF APRIL 30, 1998. RATE IS BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR).

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
        (1) MORGAN STANLEY;
           FHLMC, 6.50%, 1/1/26, $2,527,170 PAR
           GNMA, 9.00%, 11/15/21, $1,327,064 PAR
           GNMA, 9.00%, 4/15/21, $3,441,291 PAR

(e) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(f) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  4,398,340
      GROSS UNREALIZED DEPRECIATION ......      (346,216)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  4,052,124
                                            ------------
                                            ------------

---------------------------------------------------------------------

          1998 Semiannual Report  53  American Opportunity Income Fund

                       THIS PAGE WAS INTENTIONALLY LEFT BLANK.



     1998 Semiannual Report   54   AGF, AAF, OIF

                       THIS PAGE WAS INTENTIONALLY LEFT BLANK.



     1998 Semiannual Report   55   AGF, AAF, OIF

GLOSSARY OF TERMS***
--------------------------------------------------------------------------------


BENCHMARK
A benchmark is an established basis of comparison for an investment's performance. A benchmark may be an unmanaged market index or a group of similar investments.

EFFECTIVE DURATION
Effective duration estimates how much the value of a security is expected to change with a given change in interest rates. Longer effective durations indicate more sensitivity to changes in interest rates. For example, if interest rates were to increase by 1%, the market value of a bond with an effective duration of five years would decrease by about 5%, with all other factors being constant. It is important to remember that effective duration is based on certain assumptions and has several limitations. It is most effective as a measure when interest rate changes are small, rapid and occur equally across all the different points of the yield curve. In addition, effective duration is difficult to calculate precisely for bonds with prepayment options, such as mortgage-backed securities, and can be greatly affected by interest rate changes.

If a fund has an AGGRESSIVE EFFECTIVE DURATION, it means its managers have set a longer duration posture in comparison to the fund's benchmark. A fund with a long effective duration is more sensitive to changing interest rates.

If a fund has a DEFENSIVE EFFECTIVE DURATION, it means its managers have set a shorter duration posture in comparison to the fund's benchmark, to make the fund less sensitive to changing interest rates.

If a fund has a NEUTRAL EFFECTIVE DURATION, the duration is approximately the same as that of its benchmark.


*** - This symbol represents a graduation cap, used throughout this report to indicate terms defined in the glossary.


--------------------------------------------------------------------------------

     1998 Semiannual Report   56   AGF, AAF, OIF

FOR MORE INFORMATION

By Phone [GRAPHIC]

800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services representatives are ready to answer your questions.

TO ORDER LITERATURE
press 5, ask a service representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.

BY MAIL [GRAPHIC]

Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the fund's shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 800 866-7778, or mail a request to us.

On-Line [GRAPHIC]

http://www.piperjaffray.com/

[LOGO]

PIPER CAPITAL MANAGEMENT INCORPORATED
222 SOUTH NINTH STREET
MINNEAPOLIS, MN 55402-3804

[LOGO] THIS DOCUMENT IS PRINTED ON PAPER MADE FROM 100% TOTAL RECOVERED FIBER, INCLUDING 15% POST-CONSUMER WASTE.

#21001    6/1998    132-98


--------------------------------------------------------------------------------
NOT FDIC INSURED       NO BANK GUARANTEE       MAY LOSE VALUE
--------------------------------------------------------------------------------

Bulk Rate
U.S. Postage
PAID
Permit No. 3008
Mpls., MN